Income Taxes (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets	$ 28,624	$ 27,898	$ 26,221
Non-capital loss carry forwards [Member]
Deferred tax assets	13,953	12,169	11,392
Capital losses [Member]
Deferred tax assets	52	631	1,260
Investment tax credits [Member]
Deferred tax assets	1,205	1,651	1,651
Marketable securities [Member]
Deferred tax assets	0	0	0
Plant and equipment [Member]
Deferred tax assets	477	469	448
Resource interests [Member]
Deferred tax assets	12,263	12,222	10,599
Other [member]
Deferred tax assets	$ 674	$ 756	$ 871